Revenue - Additional Information (Detail)	6 Months Ended
Dec. 31, 2018
Bottom of range [Member]
Disclosure of reportable segments [line items]
Provisional pricing period	60 days
Top of range [Member]
Disclosure of reportable segments [line items]
Provisional pricing period	120 days